Loans and Borrowings - Summary of Maturities of Financial Liabilities (Details) - Dec. 31, 2023 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	$ 0
TOTAL		€ 74,913
Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		57,356
Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		11,578
Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		5,884
Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		7
Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		74,913
Within 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		7,926
Within 1 Year | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		415
Within 1 Year | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		6,339
Within 1 Year | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,076
Within 1 Year | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		7
Within 1 Year | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		7,926
Later than one year and not later than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		61,630
Later than one year and not later than two years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		56,940
Later than one year and not later than two years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		3,601
Later than one year and not later than two years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,088
Later than one year and not later than two years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than one year and not later than two years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		61,630
Later than two years and not later than three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		1,968
Later than two years and not later than three years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than two years and not later than three years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		867
Later than two years and not later than three years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,101
Later than two years and not later than three years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than two years and not later than three years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,968
Later than three years and not later than four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		1,884
Later than three years and not later than four years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than three years and not later than four years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		771
Later than three years and not later than four years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,114
Later than three years and not later than four years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than three years and not later than four years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,884
Later than four years and not later than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		1,127
Later than four years and not later than five years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than four years and not later than five years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than four years and not later than five years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,127
Later than four years and not later than five years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than four years and not later than five years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,127
Later than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	$ 0
TOTAL		378
Later than five years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		378
Later than five years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		€ 378